Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000015708 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000015708 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000015708 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015708 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015708 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015708 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000015708 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015708 | 018802108 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015708 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000015708 | 320517105 | First Horizon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015708 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015708 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000015708 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015708 | 018802108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000015708 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000015708 | 872540109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000015708 | 98978V103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000015708 | 032095101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015708 | G3223R108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000015708 | 461202103 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000015708 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000015708 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244749 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244749 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000244749 | 969457100 | Williams Cos., Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244749 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244749 | G1151C101 | Accenture plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244749 | 631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000244749 | 025537101 | American Electric Power Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000244749 | 018802108 | Alliant Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244749 | 166764100 | Chevron Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000244749 | 320517105 | First Horizon Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000244749 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244749 | 02079K305 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000244749 | 742718109 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244749 | 018802108 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000244749 | 166764100 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000244749 | 872540109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000244749 | 98978V103 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000244749 | 032095101 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000244749 | G3223R108 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000244749 | 461202103 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000244749 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.60%
C000244749 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000015712 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015712 | 268150109 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015712 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | 053611109 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | 08265T208 | Bentley Systems, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015712 | 359694106 | H.B. Fuller Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | G3223R108 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 025932104 | American Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 48020Q107 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015712 | 27579R104 | East West Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015712 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000015712 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015712 | 05550J101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000015712 | 23345M107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015712 | 736508847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000015712 | 29472R108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015712 | 749685103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000015712 | 073685109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000015712 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015712 | 042744102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000015712 | 89055F103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000015712 | 96208T104 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000015712 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000015712 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000244750 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244750 | 268150109 | Dynatrace, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244750 | G3922B107 | Genpact Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | 053611109 | Avery Dennison Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | 08265T208 | Bentley Systems, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000244750 | 359694106 | H.B. Fuller Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | G3223R108 | Everest Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 025932104 | American Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 48020Q107 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244750 | 27579R104 | East West Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000244750 | 31846V567 | Money Market
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244750 | 650111107 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244750 | 05550J101 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244750 | 23345M107 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000244750 | 736508847 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000244750 | 29472R108 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244750 | 749685103 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244750 | 073685109 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000244750 | 759916109 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000244750 | 042744102 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000244750 | 89055F103 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244750 | 96208T104 | Technology
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000244750 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000244750 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000071343 | 88032Q109 | Tencent Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071343 | 86562M209 | Sumitomo Mitsui Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071343 | 835699307 | Sony Group Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | 606822104 | Mitsubishi UFJ Financial Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | 874039100 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | 526250105 | Lenovo Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000071343 | 771195104 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071343 | 455807107 | Industrial & Commercial Bank of China Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071343 | 889094108 | Tokio Marine Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071343 | 74463M106 | Publicis Groupe S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071343 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000071343 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000071343 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071343 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071343 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071343 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071343 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000071343 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071343 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000071343 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000071343 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000071343 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000071343 | India
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000071343 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000071343 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000071343 | Germany
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000071343 | Canada
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000071343 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000071343 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000071343 | Japan
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000071343 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
C000071343 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.10%
C000071343 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.50%
C000015709 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015709 | U.S. Treasury Notes_3.125_2028-11-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015709 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015709 | U.S. Treasury Notes_2.625_2029-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015709 | U.S. Treasury Notes_2.875_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015709 | U.S. Treasury Notes_2_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015709 | Chubb INA Holdings, Inc._3.35_2026-05-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015709 | Enterprise Products Operating, LLC_5.05_2026-01-10
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015709 | FHLMC_5_2053-04-01_5301
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015709 | U.S. Bancorp_3.1_2026-04-27_MTN
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015709 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015709 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015709 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015709 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000015709 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000015709 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000015709 | Finance
Holdings [Line Items]
Percent of Net Asset Value	33.00%
C000015709 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000015709 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000015709 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000015709 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000015709 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015709 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000244751 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000244751 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244751 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244751 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000244751 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000244751 | U.S. Treasury Notes_1.375_2031-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000244751 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000244751 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000244751 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244751 | FNMA_2_2042-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000244751 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244751 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244751 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244751 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244751 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000244751 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000244751 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000244751 | Finance
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000244751 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244751 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000244751 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244751 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000244751 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000244751 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244751 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000244751 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000200604 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000200604 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200604 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200604 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200604 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000200604 | U.S. Treasury Notes_1.375_2031-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000200604 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200604 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200604 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200604 | FNMA_2_2042-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200604 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200604 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200604 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200604 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000200604 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000200604 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000200604 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000200604 | Finance
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000200604 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000200604 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200604 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000200604 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000200604 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000200604 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200604 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015718 | U.S. Treasury Bonds_4.25_2039-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000015718 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015718 | U.S. Treasury Bonds_3.125_2044-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015718 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015718 | U.S. Treasury Bonds_3_2044-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000015718 | U.S. Treasury Notes_1.375_2031-11-15
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000015718 | FNMA_1.52_2035-08-21_2022-25
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015718 | FHLMC_3_2052-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015718 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015718 | FNMA_2_2042-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015718 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015718 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000015718 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000015718 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000015718 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000015718 | Finance
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000015718 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000015718 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015718 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000015718 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	41.80%
C000015718 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000015718 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015718 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000015717 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015717 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015717 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000015717 | U.S. Treasury Notes_3.5_2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000015717 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015717 | U.S. Treasury Notes_2.75_2032-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015717 | U.S. Treasury Notes_1.5_2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000015717 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015717 | FHLB_4.75_2032-12-10_HQ-2032
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000015717 | U.S. Treasury Notes_1.375_2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000015717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015717 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015717 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000015717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000015717 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000015717 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000015717 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000015717 | Finance
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000015717 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015717 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000015717 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000015717 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000015717 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000015717 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015717 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000015717 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000200603 | U.S. Treasury Notes_4_2034-02-15
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000200603 | Florida Power & Light Co._5.1_2033-04-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200603 | U.S. Treasury Notes_2.875_2032-05-15
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000200603 | U.S. Treasury Notes_3.5_2030-01-31
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000200603 | U.S. Treasury Notes_4.625_2029-04-30
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200603 | U.S. Treasury Notes_2.75_2032-08-15
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200603 | U.S. Treasury Notes_1.5_2030-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000200603 | U.S. Treasury Notes_0.875_2030-11-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200603 | FHLB_4.75_2032-12-10_HQ-2032
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000200603 | U.S. Treasury Notes_1.375_2028-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000200603 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200603 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200603 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000200603 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000200603 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000200603 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000200603 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000200603 | Finance
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000200603 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200603 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000200603 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000200603 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000200603 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	45.40%
C000200603 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000200603 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000200603 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	38.50%
C000015716 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000015716 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000015716 | U.S. Treasury Notes_2.875_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000015716 | U.S. Bancorp_3.1_2026-04-27_MTN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000015716 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015716 | U.S. Treasury Notes_1.625_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015716 | Dover Corp._3.15_2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Home Depot, Inc. (The)_5.15_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Interstate Power & Light Co._3.4_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Florida Power & Light Co._4.4_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015716 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015716 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000015716 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000015716 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000015716 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000015716 | Finance
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000015716 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000015716 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000015716 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000015716 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015716 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000015716 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000200602 | U.S. Treasury Notes_2.75_2028-02-15
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000200602 | U.S. Treasury Notes_2.375_2029-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000200602 | U.S. Treasury Notes_2.875_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000200602 | U.S. Bancorp_3.1_2026-04-27_MTN
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200602 | U.S. Treasury Notes_2.75_2027-07-31
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000200602 | U.S. Treasury Notes_1.625_2026-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000200602 | Dover Corp._3.15_2025-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Home Depot, Inc. (The)_5.15_2026-06-25
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Interstate Power & Light Co._3.4_2025-08-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Florida Power & Light Co._4.4_2028-05-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200602 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200602 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200602 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200602 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000200602 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000200602 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000200602 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000200602 | Finance
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000200602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000200602 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000200602 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	59.90%
C000200602 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200602 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000200602 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000229855 | U.S. Treasury Bonds_2.25_2041-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229855 | FNMA_2_2042-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000229855 | FNMA_3.5_2050-08-01
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000229855 | FHLMC_2_2042-05-01
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000229855 | U.S. Treasury Notes_3.875_2033-08-15
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000229855 | FHLMC_4_2049-12-01
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229855 | U.S. Treasury Bonds_2.375_2042-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000229855 | FNMA_4.5_2048-10-01
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000229855 | Morgan Stanley_3.591_2028-07-22
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | U.S. Treasury Bonds_2.5_2045-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000229855 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229855 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000229855 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000229855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000229855 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000229855 | Finance
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000229855 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229855 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000229855 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229855 | InvestmentType_Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000229855 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	55.40%
C000229855 | InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000015715 | Kings LSD Ohio School Improvement_5.25_2054-12-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000015715 | Ohio Higher Education Facilities Revenue - Denison University_5_2053-11-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000015715 | Franklin County Ohio Hospital Revenue Nationwide Childrens_5_2048-11-01_2019-A
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015715 | Ohio State Water Development Authority Revenue_5_2046-06-01_2021
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000015715 | Ohio State Water Development Authority Revenue_4_2046-12-01_2021-A
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000015715 | FHLMC_2.55_2035-06-15_M-053
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000015715 | Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health_4_2036-01-01_2017-A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015715 | Miami University Ohio General Receipts Revenue_4_2045-09-01_2020-A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000015715 | Grandview Heights Ohio Municipal Facilities Construction and Improvement_4_2046-12-01_2023
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000015715 | Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's_5_2041-11-15_2019-CC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000015715 | Illinois
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | North Dakota
Holdings [Line Items]
Percent of Total Investments	0.30%
C000015715 | Michigan
Holdings [Line Items]
Percent of Total Investments	0.40%
C000015715 | Alabama
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | Georgia
Holdings [Line Items]
Percent of Total Investments	0.60%
C000015715 | Colorado
Holdings [Line Items]
Percent of Total Investments	1.20%
C000015715 | Virginia
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015715 | Indiana
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015715 | Texas
Holdings [Line Items]
Percent of Total Investments	2.00%
C000015715 | Pennsylvania
Holdings [Line Items]
Percent of Total Investments	2.10%
C000015715 | Missouri
Holdings [Line Items]
Percent of Total Investments	2.60%
C000015715 | N/A
Holdings [Line Items]
Percent of Total Investments	4.10%
C000015715 | Kentucky
Holdings [Line Items]
Percent of Total Investments	7.90%
C000015715 | Ohio
Holdings [Line Items]
Percent of Total Investments	74.80%
C000015715 | AAA
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000015715 | AA
Holdings [Line Items]
Percent of Net Asset Value	60.40%
C000015715 | A
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000015715 | BBB
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000015715 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000015715 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000015715 | InvestmentType_Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	98.80%